Interim condensed consolidated statement of profit or loss - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interim condensed consolidated statement of profit or loss
Revenue from contracts with customers	$ 63,929,546	$ 73,222,324
Cost of sales	(39,643,519)	(44,265,231)
Gross profit	24,286,027	28,957,093
Administration expenses	(2,127,659)	(2,236,642)
Operation and project expenses	(2,615,763)	(2,199,293)
Recovery (impairment) of non-current assets	(8,238)	(6,558)
Other operating expenses	(196,681)	(226,718)
Operating income	19,337,686	24,287,882
Financial results
Financial income	852,278	1,349,483
Financial expenses	(4,989,720)	(5,446,231)
Foreign exchange (loss) gain	45,267	547,244
Financial results	(4,092,175)	(3,549,504)
Share of profits of associates and joint ventures	386,291	497,135
Profit before income tax expense	15,631,802	21,235,513
Income tax expense	(6,914,028)	(6,763,926)
Net profit for the period	8,717,774	14,471,587
Net profit attributable to:
Owners of parent	6,642,349	11,931,149
Non-controlling interest	2,075,425	2,540,438
Net profit for the period	$ 8,717,774	$ 14,471,587
Basic earnings per share (Colombian pesos)	$ 161.5	$ 290.2
Diluted earnings per share (Colombian pesos)	$ 161.5	$ 290.2